Cover	6 Months Ended
Jun. 30, 2026
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	SYRA HEALTH CORP.
Entity Central Index Key	0001922335
Entity Tax Identification Number	85-4027995
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1119 Keystone Way N. #201
Entity Address, City or Town	Carmel
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46032
City Area Code	(463)
Local Phone Number	345-8950
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1119 Keystone Way N. #201
Entity Address, City or Town	Carmel
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46032
City Area Code	(463)
Local Phone Number	345-8950